Financial Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables
The following table provides information about the exposure to credit risk and ECLs for accounts receivable as at December 31, 2020 and 2019.

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2020	RMB	RMB	%	RMB	RMB
Current (not past due)	46,849	—	0.1%	34	34
Within 1 year past due	5,326	154	0.4%	19	173
1 to 2 years past due	386	65	6.9%	22	87
2 to 3 years past due	50	11	25.6%	10	21
Over 3 years past due	854	342	94.3%	483	825

Total	53,465	572		568	1,140

	Gross carrying amount	Impairment provision on individual basis	Impairment provision on provision matrix basis		Loss allowance
			Weighted- average loss rate	Impairment provision
December 31, 2019	RMB	RMB	%	RMB	RMB
Current (not past due)	58,382	3	0.1%	30	33
Within 1 year past due	5,534	11	0.4%	24	35
1 to 2 years past due	127	24	10.7%	11	35
2 to 3 years past due	411	48	45.5%	165	213
Over 3 years past due	2,161	1,719	89.6%	396	2,115

Total	66,615	1,805		626	2,431